Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

As of December 31, 2023, and June 30, 2024, balances with related parties consisted of the following:

	December 31, 2023	June 30, 2024
Assets:
Due from Castor Ships (a) – current	$3,923,315	$1,651,486
Due from Castor Ships (a) – non-current	1,590,501	1,590,501
Investment in related party (c) – non-current	50,541,667	50,555,556
Liabilities:
Due to Former Parent Company (c) – current	$315,000	$322,778

(a)	Castor Ships:

Details of the Company’s transactions and arrangements with Castor Ships are discussed in Note 3(a) to the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report.

As of June 30, 2024, in accordance with the provisions of the Master Management Agreement, dated as of March 7, 2023, by and among the Company, its shipowning subsidiaries and Castor Ships, Castor Ships had subcontracted to a third-party ship management company the technical management of all the Company’s vessels, except the M/T Wonder Mimosa, for which Castor Ships has provided the technical management since June 7, 2023. Castor Ships pays, at its own expense, the third-party technical management company a fee for the services it has subcontracted to such company without any additional cost to Toro.

During the six months ended June 30, 2023, and the six months ended June 30, 2024, the Company’s subsidiaries were charged the following fees and commissions by Castor Ships (i) management fees amounting to $1,657,500 and $970,426, respectively, (ii) charter hire commissions amounting to $715,183 and $156,130, respectively, and (iii) sale and purchase commission in the six months ended June 30, 2023 amounting to $1,083,150 (comprising (a) $715,000, related to the sale of the vessels M/T Wonder Bellatrix and M/T Wonder Polaris and (b) $368,150 related to the acquisition of the vessels LPG Dream Terrax and LPG Dream Arrax), and sale and purchase commission in the six months ended June 30, 2024 amounting to $338,000 in connection with the sale of the vessel M/T Wonder Sirius (Note 5), respectively.

In addition, until March 7, 2023, part of the general and administrative expenses incurred by Castor has been allocated on a pro rata basis within General and administrative expenses of the Company based on the proportion of the number of ownership days of the Toro Subsidiaries’ vessels to the total ownership days of Castor’s fleet. These expenses consisted mainly of administration costs charged by Castor Ships, investor relations, legal, audit and consultancy fees. During the period from January 1 through March 7, 2023 the above mentioned administration fees charged by Castor Ships to Castor that were allocated to the Company amounted to $144,445 and are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. For the period of March 7 through June 30, 2023, the Company recognized as pro rata allocation of days of Flat Management Fee in the amount of $958,332, which is included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. As a result, in the six months ended June 30, 2023, and in the same period of 2024, the aggregate amounts of $1,102,777 and $1,599,000, respectively, are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Master Management Agreement also provides for advance funding equal to two months of vessel daily operating costs to be deposited with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of June 30, 2024, the working capital guarantee advances to Castor Ships amounted to $1,590,501, which are presented in ‘Due from related parties, non-current’ in the accompanying unaudited condensed consolidated balance sheets. As of June 30, 2024, $1,651,486 of ‘Due from related parties, current’ represents working capital guarantee deposits relating to third-party managers and operating expense payments made on behalf of the Company in excess of amounts advanced.

(b)	Pool Agreement:

During the period September 30, 2022 to December 12, 2022, all Aframax/LR2 tanker vessels, entered into a series of separate agreements with V8 Pool Inc. (“V8”), a member of Navig8 Group of companies, for the participation of the vessels in the V8 plus pool (the “V8 Plus Pool”), a pool operating Aframax tankers aged fifteen (15) years or more. In February 2023, the agreement relating to the M/T Wonder Sirius’s participation in the V8 Plus Pool was terminated and the vessel commenced a period time charter. In December 2023 after the termination of the period time charter, the M/T Wonder Sirius entered back into V8 Plus Pool. The pool agreement with V8 was terminated following the completion of the sale of M/T Wonder Sirius on January 24, 2024 (Note 5). The V8 Plus Pool is managed by V8 Plus Management Pte. Ltd., a company in which the Company’s Chairman and Chief Executive Officer, Petros Panagiotidis, has had a minority equity interest. Following the sales of the M/T Wonder Bellatrix, M/T Wonder Polaris, M/T Wonder Avior, M/T Wonder Musica and M/T Wonder Vega from the second to fourth quarter of 2023, the vessels’ respective pool agreements with the V8 Plus Pool were terminated. As of June 30, 2024, none of the Company’s vessels participated in the V8 Plus Pool.

(c)	Former Parent Company:

In connection with the Spin-Off as discussed in Note 1, on March 7, 2023, Toro issued 140,000 1.00% Series A Preferred Shares to Castor having a stated amount of $1,000 per share and a par value of $0.001 per share (Note 9). The amount of accrued dividend on Series A Preferred Shares due to Castor as of December 31,2023 and June 30, 2024 was $315,000 and $322,778, respectively and is presented net in ‘Due to related parties, current’ in the accompanying unaudited condensed consolidated balance sheet.

In the period ending June 30, 2023, the Company reimbursed Castor $2,667,044 for expenses related to the Spin-Off that were incurred by Castor. As of June 30, 2023, the outstanding expenses to be reimbursed by the Company amounted to $27,602 and are presented in ‘Due from related parties, current’, in the accompanying unaudited condensed consolidated balance sheet. As of June 30, 2024, there are no outstanding expenses to be reimbursed by the Company.

On August 7, 2023, the Company agreed to purchase 50,000 5.00% Series D Cumulative Perpetual Convertible Preferred Shares of Castor, having a stated value of $1,000 and par value of $0.001 per share (the “Castor Series D Preferred Shares”), for aggregate cash consideration of $50.0 million. The distribution rate on the Castor Series D Preferred Shares is 5.00% per annum, which rate will be multiplied by a factor of 1.3 on the seventh anniversary of the issue date of the Castor Series D Preferred Shares and annually thereafter, subject to a maximum distribution rate of 20% per annum in respect of any quarterly dividend period. Dividends are payable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Castor’s board of directors’ approval. For the six months ended June 30, 2024, the Company received a dividend on the Castor Series D Preferred Shares, amounting to $1.3 million.

The Series D Preferred Shares are convertible, in whole or in part, at the Company’s option to common shares of Castor from the first anniversary of their issue date at the lower of (i) $7.00 per common share, and (ii) the 5-day-value-weighted average price immediately preceding the conversion. On March 27, 2024, Castor effected a 1-for-10 reverse stock split of its common stock without any change in the number of authorized common shares. As a result of the reverse stock split, the number of Castor’s outstanding shares as of March 27, 2024, was decreased to 9,662,354 while the par value of its common shares remained unchanged to $0.001 per share. The conversion price of the Castor Series D Preferred Shares is subject to adjustment upon the occurrence of certain events, including the occurrence of splits and combinations (including a reverse stock split) of the common shares and was adjusted to $7.00 per common share on March 27, 2024 from $0.70 per common share following effectiveness of the 1-for-10 reverse stock split. The minimum conversion price of the Series D Preferred Shares is $0.30 per common share.

This transaction and its terms were approved by the independent members of the board of directors of each of Castor and the Company at the recommendation of their respective special committees composed of independent and disinterested directors, which negotiated the transaction and its terms.

As of June 30, 2024, the aggregate value of the investment in Castor amounted to $50,555,556, including $555,556 of accrued dividends and is presented as ‘Investment in related party’ in the accompanying unaudited condensed consolidated balance sheet. As of June 30, 2024, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.

(d)	Equity incentive plan:

As of June 30, 2024, the Company maintains an Equity Incentive Plan (as defined and discussed in Note 12) under which the Company’s board of directors has made and may make awards of certain securities of the Company or cash to directors, officers and employees of the Company and/or its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates.

The stock based compensation cost for the non-vested shares under the Equity Incentive Plan for the six months ended June 30, 2024 amounted to $2,617,519 and is included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. For the six months ended June 30, 2023, the stock based compensation cost for the non-vested shares was $0, as the Equity Incentive Plan was adopted by the Company’s board of directors on September 6, 2023.